UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23946

Palmer Square Funds Trust

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway
Suite 315
Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Stacy Brice, Chief Compliance Officer and Legal Counsel

1900 Shawnee Mission Parkway

Suite 315

Mission Woods, KS 66205
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 816-994-3200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Semi-Annual Shareholder Report December 31, 2024

Palmer Square CLO Senior Debt ETF

PSQA | NYSE Arca

This semi-annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of September 11, 2024 (inception) to December 31, 2024.  You can find additional information about the Fund at etf.palmersquarefunds.com.  You can also request this information by contacting us at (855) 513-9988.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQA	$6	0.20%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote†	Annualized

Fund Statistics

Net Assets	$24,648,617
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate (excludes derivatives, if any)	42%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Issuers (% of net assets)

Thompson Park CLO Ltd.	6.1%
Dewolf Park CLO Ltd.	4.6%
Octagon 66 Ltd.	4.1%
Bain Capital Credit CLO Ltd.	4.1%
CarVal CLO VII-C Ltd.	4.1%
Dryden 86 CLO Ltd.	4.1%
Battalion CLO XI Ltd.	4.1%
KKR CLO 41 Ltd.	4.1%
CIFC Funding Ltd.	4.1%
Dryden 68 CLO Ltd.	4.1%

Ratings Summary* (% of Total Investments)

AAA	80.0%
AA	20.0%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square CLO Senior Debt ETF | PSQA

For more information, please scan the QR code at right to navigate to additional hosted material at etf.palmersquarefunds.com.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at

https://etf.palmersquarefunds.com/funds/palmer-square-clo-senior-debt-etf

You can also request this information by contacting us at (855) 513-9988.

PSQA1224

1

Semi-Annual Shareholder Report December 31, 2024

Palmer Square Credit Opportunities ETF

PSQO | NYSE Arca

This semi-annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of September 11, 2024 (inception) to December 31, 2024.  You can find additional information about the Fund at etf.palmersquarefunds.com.  You can also request this information by contacting us at (855) 513-9988.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQO	$15	0.50%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote†	Annualized

Fund Statistics

Net Assets	$27,796,903
Total Number of Portfolio Holdings	131
Portfolio Turnover Rate (excludes derivatives, if any)	36%

What did the Fund invest in?

The tables below show the investment makeup of the Fund.

Top 10 Holdings (% of net assets)

Shackleton CLO Ltd.	3.6%
Carlyle Global Market Strategies CLO Ltd.	3.6%
CBAM Ltd.	3.6%
Neuberger Berman Loan Advisers CLO 36 Ltd.	3.6%
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.	3.6%
Magnetite XXXIX Ltd.	3.6%
Elmwood CLO VIII Ltd.	2.9%
Fidelity Investments Money Market Funds - Treasury Portfolio	2.3%
Voya CLO Ltd.	2.3%
Dryden 45 Senior Loan Fund	2.3%

Investment Type (% of net assets)

Collateralized Loan Obligations	68.8%
Bank Loans	10.8%
Asset-Backed Securities	9.7%
Corporate Bonds	7.8%
U.S. Government and Agency Securities	3.5%
Other	2.4%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call (855) 513-9988 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Palmer Square Credit Opportunities ETF | PSQO

For more information, please scan the QR code at right to navigate to additional hosted material at etf.palmersquarefunds.com.

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings, and proxy voting information at

https://etf.palmersquarefunds.com/funds/palmer-square-credit-opportunities-etf

You can also request this information by contacting us at (855) 513-9988.

PSQO1224

(b)           Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)           The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.
(b) The registrants Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Palmer Square Funds’ Trust
Palmer Square CLO Senior Debt ETF
(Ticker: PSQA)
Palmer Square Credit Opportunities ETF
(Ticker: PSQO)
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
DECEMBER 31, 2024

Palmer Square Funds’ Trust
Table of Contents
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION 1
Table of Contents iii
Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square CLO Senior Debt ETF 1
Palmer Square Credit Opportunities ETF 4
Statements of Assets and Liabilities 12
Statements of Operations 13
Statements of Changes in Net Assets 14
Financial Highlights
Palmer Square CLO Senior Debt ETF 15
Palmer Square Credit Opportunities ETF 16
Notes to Financial Statements 17
Additional Information - Items 8-11 24
This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.
www.palmersquarefunds.com

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)
1
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS
—
100.5%
AIMCO CLO 22 Ltd.
Series 2024-22A-A 6.117% (3-Month Term SOFR + 1.500 basis points), 4/19/2037
1,2,3
850,000 $ 855,762
Apidos CLO XVIII-R
Series 2018-18A-A1R2 5.696% (3-Month Term SOFR + 1.330 basis points), 1/22/2038
1,2,3
1,000,000 1,000,000
Bain Capital Credit CLO Ltd.
Series 2019-2A-AR2 5.777% (3-Month Term SOFR + 1.130 basis points), 10/17/2032
1,2,3
349,201 350,006
Series 2019-4A-BR 6.526% (3-Month Term SOFR + 1.900 basis points), 4/23/2035
1,2,3
400,000 401,082
Series 2022-2A-A1 5.952% (3-Month Term SOFR + 1.320 basis points), 4/22/2035
1,2,3
1,000,000 1,002,314
Battalion CLO XI Ltd.
Series 2017-11A-AR 6.046% (3-Month Term SOFR + 1.412 basis points), 4/24/2034
1,2,3
1,000,000 1,001,332
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A-A 5.698% (3-Month Term SOFR + 1.350 basis points), 1/25/2038
1,2,3
500,000 499,928
CarVal CLO VII-C Ltd.
Series 2023-1A-A1R 6.057% (3-Month Term SOFR + 1.440 basis points), 7/20/2037
1,2,3
1,000,000 1,002,000
Cedar Funding IV CLO Ltd.
Series 2014-4A-AR3 0.000% (3-Month Term SOFR + 1.340 basis points), 1/23/2038
1,2,3
500,000 500,000
CIFC Funding Ltd.
Series 2018-1A-A1R 5.794% (3-Month Term SOFR + 1.320 basis points), 1/18/2038
1,2,3
750,000 749,931
Series 2019-1A-A1R2 5.977% (3-Month Term SOFR + 1.360 basis points), 10/20/2037
1,2,3
1,000,000 1,000,509
Dewolf Park CLO Ltd.
Series 2017-1A-AR 5.838% (3-Month Term SOFR + 1.182 basis points), 10/15/2030
1,2,3
1,139,938 1,141,718
Dryden 49 Senior Loan Fund
Series 2017-49A-BR 6.494% (3-Month Term SOFR + 1.862 basis points), 7/18/2030
1,2,3
500,000 501,582
Dryden 68 CLO Ltd.
Series 2019-68A-BRR 6.206% (3-Month Term SOFR + 1.550 basis points), 7/15/2035
1,2,3
1,000,000 1,000,012
Dryden 86 CLO Ltd.
Series 2020-86A-A1R 6.009% (3-Month Term SOFR + 1.362 basis points), 7/17/2034
1,2,3
1,000,000 1,001,351
Elmwood CLO VIII Ltd.
Series 2021-1A-AR 6.167% (3-Month Term SOFR + 1.550 basis points), 4/20/2037
1,2,3
800,000 807,338
HPS Loan Management Ltd.
Series 13A-18-BR 6.256% (3-Month Term SOFR + 1.600 basis points), 10/15/2030
1,2,3
250,000 250,549
KKR CLO 41 Ltd.
Series 2022-41A-B 6.547% (3-Month Term SOFR + 1.900 basis points), 4/15/2035
1,2,3
1,000,000 1,000,757
LCM 26 Ltd.
Series 26A-A1 5.949% (3-Month Term SOFR + 1.332 basis points), 1/20/2031
1,2,3
459,555 460,398
Madison Park Funding XLII Ltd.
Series 13A-B 6.388% (3-Month Term SOFR + 1.762 basis points), 11/21/2030
1,2,3
500,000 501,401
Madison Park Funding XVIII Ltd.
Series 2015-18A-ARR 5.819% (3-Month Term SOFR + 1.202 basis points), 10/21/2030
1,2,3
398,069 398,274
Madison Park Funding XXII Ltd.
Series 2016-22A-BR 6.518% (3-Month Term SOFR + 1.862 basis points), 1/15/2033
1,2,3
520,000 520,000
Neuberger Berman Loan Advisers CLO 36 Ltd.
Series 2020-36A-A1R2 5.917% (3-Month Term SOFR + 1.300 basis points), 4/20/2033
1,2,3
500,000 500,970
Neuberger Berman Loan Advisers CLO 39 Ltd.
Series 2020-39A-A1R 6.147% (3-Month Term SOFR + 1.530 basis points), 4/20/2038
1,2,3
830,000 836,188
Octagon 66 Ltd.
Series 2022-1A-A1R 6.235% (3-Month Term SOFR + 1.750 basis points), 11/16/2036
1,2,3
1,000,000 1,005,532
Octagon Investment Partners XIV Ltd.
Series 2012-1A-AARR 5.868% (3-Month Term SOFR + 1.212 basis points), 7/15/2029
1,2,3
60,019 60,060

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
2
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
OHA Credit Funding 11 Ltd.
Series 2022-11A-B1R 6.217% (3-Month Term SOFR + 1.600 basis points), 7/19/2037
1,2,3
500,000 $ 501,820
OHA Credit Funding 2 Ltd.
Series 2019-2A-AR 6.029% (3-Month Term SOFR + 1.412 basis points), 4/21/2034
1,2,3
1,000,000 1,000,000
Palmer Square CLO Ltd.
Series 2021-4A-B 6.568% (3-Month Term SOFR + 1.912 basis points), 10/15/2034
1,2,3,4
645,000 646,546
Rad CLO 7 Ltd.
Series 2020-7A-A1R 5.997% (3-Month Term SOFR + 1.350 basis points), 4/17/2036
1,2,3
820,000 821,841
Sound Point CLO XX Ltd.
Series 2018-2A-A 5.979% (3-Month Term SOFR + 1.362 basis points), 7/26/2031
1,2,3
485,265 486,309
THL Credit Wind River CLO Ltd.
Series 2019-3A-AR2 5.716% (3-Month Term SOFR + 1.060 basis points), 4/15/2031
1,2,3
500,000 501,093
Thompson Park CLO Ltd.
Series 2021-1A-A1 5.918% (3-Month Term SOFR + 1.262 basis points), 4/15/2034
1,2,3
1,500,000 1,501,747
Voya CLO Ltd.
Series 2015-3A-A1R3 5.782% (3-Month Term SOFR + 1.150 basis points), 10/20/2031
1,2,3
741,634 742,865
Series 2017-3A-A1R 5.919% (3-Month Term SOFR + 1.302 basis points), 4/20/2034
1,2,3
200,000 200,251
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $24,730,008) 24,751,466
Number
of Shares
SHORT-TERM INVESTMENTS — 0.5%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.34%
5
133,187 133,187
TOTAL SHORT-TERM INVESTMENTS
(Cost $133,187) 133,187
TOTAL INVESTMENTS — 101.0%
(Cost $24,863,195) 24,884,653
Liabilities in Excess of Other Assets — (1.0)% (236,036)
TOTAL NET ASSETS — 100.0% $ 24,648,617
1
Callable.
2
Floating rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $24,751,466 which represents 100.42% of total net assets of the Fund.
4
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The rate is the annualized seven-day yield at period end.

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
3
See accompanying Notes to Financial Statements.
Schedule of Affiliated Investments
    aa
Value at
Beginning
of Period Purchases
1
Sales
Realized
Gain (Loss)
Net Change
in
Unrealized
Appreciation
Value
at End
of Period
Number
of Shares
Held at
End
of Period
Interest
Income
a       a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF
Palmer Square CLO Ltd. Series
2021-4A-B 6.568% (3-Month
Term SOFR + 1.912 basis
points), 10/15/2034 $ — $ 645,121 $ — $ — $ 1,425 $ 646,546 645,000 $ 12,926
Palmer Square CLO Ltd. Series
- 6.421% , 4/15/2031 — 181,482 (181,523) 41 — — — 484
Total Affiliated Securities $— $826,603 $(181,523) $41 $1,425 $646,546 645,000 $13,410
1
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)
4
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES — 10.0%
American Express Credit Account Master Trust
Series 2022-2-A, 3.390% , 5/15/2027
1
79,000 $ 78,658
Series 2022-3-A, 3.750% , 8/15/2027
1
75,000 74,668
BMW Vehicle Lease Trust
Series 2023-2-A3, 5.990% , 9/25/2026
1
93,517 94,148
Capital One Multi-Asset Execution Trust
Series 2022-A3-A, 4.950% , 10/15/2027
1
135,000 135,531
Capital One Prime Auto Receivables Trust
Series 2022-2-A3, 3.660% , 5/17/2027
1
68,549 68,194
Chase Auto Owner Trust
Series 2024-5A-A2, 4.400% , 11/26/2027
1,2
75,000 74,925
Dell Equipment Finance Trust
Series 2023-1-A3, 5.650% , 9/22/2028
1,2
84,984 85,330
Discover Card Execution Note Trust
Series 2022-A4-A, 5.030% , 10/15/2027
1
110,000 110,582
Series 2023-A1-A, 4.310% , 3/15/2028
1
130,000 129,756
Fifth Third Auto Trust
Series 2023-1-A2A, 5.800% , 11/16/2026
1
43,004 43,093
Ford Credit Floorplan Master Owner Trust
Series 2023-1-A1, 4.920% , 5/15/2028
1,2
145,000 145,786
GM Financial Automobile Leasing Trust
Series 2024-1-A3, 5.090% , 3/22/2027
1
133,000 133,856
Series 2024-2-A2A, 5.430% , 9/21/2026
1
110,227 110,821
Series 2024-3-A2A, 4.290% , 1/20/2027
1
100,000 99,923
GM Financial Consumer Automobile Receivables Trust
Series 2022-2-A3, 3.100% , 2/16/2027
1
154,282 153,332
Series 2023-2-A3, 4.470% , 2/16/2028
1
100,000 100,020
Harley-Davidson Motorcycle Trust
Series 2024-A-A3, 5.370% , 3/15/2029
1
60,000 60,720
Honda Auto Receivables Owner Trust
Series 2023-3-A4, 5.300% , 12/18/2029
1
108,000 109,295
Hyundai Auto Lease Securitization Trust
Series 2024-A-A2A, 5.150% , 6/15/2026
1,2
70,693 70,847
John Deere Owner Trust
Series 2022-C-A3, 5.090% , 6/15/2027
1
83,844 84,111
Mercedes-Benz Auto Lease Trust
Series 2023-A-A3, 4.740% , 1/15/2027
1
165,616 165,791
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3, 5.470% , 10/20/2028
1,2
145,000 146,351
Tesla Auto Lease Trust
Series 2023-A-A3, 5.890% , 6/22/2026
1,2
99,163 99,516
Toyota Auto Receivables Owner Trust
Series 2023-B-A2A, 5.280% , 5/15/2026
1
57,190 57,231
Toyota Lease Owner Trust
Series 2023-A-A3, 4.930% , 4/20/2026
1,2
72,082 72,161

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
5
See accompanying Notes to Financial Statements.
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
World Omni Select Auto Trust
Series 2023-A-A2A, 5.920% , 3/15/2027
1
200,662 $ 200,994
TOTAL ASSET-BACKED SECURITIES
(Cost $2,705,294) 2,705,640
BANK LOANS
—
12.0%
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan, B6
7.106% (1-Month Term SOFR + 3.000 basis points), 9/19/2031
3,4
100,000 100,381
American Airlines, Inc., First Lien, Seventh Amendment Extended Term Loan, B
7.262% (1-Month Term SOFR + 2.250 basis points), 2/15/2028
3,4
100,000 100,591
Boxer Parent Co., Inc., First Lien, 2031 New Dollar Term Loan, B
8.335% (3-Month Term SOFR + 3.750 basis points), 7/30/2031
1,3,4
100,000 100,949
Calpine Construction Finance Co. LP, First Lien, Refinancing Term Loan, B
6.357% (1-Month Term SOFR + 2.000 basis points), 7/31/2030
3,4
100,000 99,896
Citadel Securities LP, First Lien, 2024 Term Loan, B
6.329% (3-Month Term SOFR + 2.000 basis points), 10/31/2031
3,4
99,749 100,157
Cotiviti, Inc., First Lien, New Term Loan, B
7.553% (1-Month Term SOFR + 2.750 basis points), 4/30/2031
1,3,4
99,750 100,436
Cross Financial Corp., First Lien, Term Loan, B
7.607% (1-Month Term SOFR + 3.250 basis points), 10/31/2031
3,4
100,000 100,750
Edgewater Generation LLC, First Lien, Refinancing Term Loan, B
8.607% (1-Month Term SOFR + 4.250 basis points), 8/1/2030
3,4
97,436 98,933
EP Purchaser LLC, First Lien, Closing Date Term Loan, B
8.090% (3-Month Term SOFR + 3.500 basis points), 11/6/2028
1,3,4
99,744 99,510
EPIC Crude Services LP, First Lien, Term Loan, B
7.656% (3-Month Term SOFR + 3.000 basis points), 10/15/2031
3,4
100,000 101,000
First Eagle Holdings, Inc., First Lien, Term Loan, B
7.329% (3-Month Term SOFR + 3.000 basis points), 3/5/2029
3,4
99,499 99,826
Grinding Media, Inc., First Lien, Term Loan, B
8.021% (3-Month Term SOFR + 3.500 basis points), 10/12/2028
3,4
99,750 100,373
Guggenheim Partners Investment Management Holdings LLC, First Lien, Term Loan, B
6.829% (3-Month Term SOFR + 2.500 basis points), 11/26/2031
3,4
100,000 100,500
HUB International Ltd., First Lien, 2024-1 Incremental Term Loan, B
7.367% (3-Month Term SOFR + 2.750 basis points), 6/20/2030
3,4
99,500 100,228
Hudson River Trading LLC, First Lien, Term Loan, B
7.483% (1-Month Term SOFR + 3.000 basis points), 3/18/2030
3,4
99,742 100,209
Hyperion Refinance SARL, First Lien, 2024-3 Dollar Term Loan, B
7.357% (1-Month Term SOFR + 3.000 basis points), 2/18/2031
3,4
99,750 100,554
Installed Building Products, Inc., First Lien, Term Loan, B3
6.107% (1-Month Term SOFR + 1.750 basis points), 3/28/2031
3,4
99,749 100,092
Iridium Satellite LLC, First Lien, Term Loan, B4
6.607% (1-Month Term SOFR + 2.250 basis points), 9/20/2030
1,3,4
99,497 99,249
Jane Street Group LLC, First Lien, Extended Term Loan, B
6.395% (3-Month Term SOFR + 2.000 basis points), 12/15/2031
3,4
99,482 99,278
LSF12 Crown US Commercial Bidco LLC, First Lien, Term Loan, B
8.803% (1-Month Term SOFR + 4.250 basis points), 12/2/2031
3,4
100,000 100,001
Medline Borrower LP, First Lien, Dollar Incremental Term Loan, B
6.607% (1-Month Term SOFR + 2.250 basis points), 10/23/2028
1,3,4
99,500 99,964

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
6
See accompanying Notes to Financial Statements.
Principal
Amount Value
BANK LOANS (Continued)
Michael Baker International LLC, First Lien, Term Loan, B
9.107% (1-Month Term SOFR + 4.750 basis points), 12/1/2028
3,4
99,749 $ 100,311
OneDigital Borrower LLC, First Lien, Initial Term Loan, B
7.607% (1-Month Term SOFR + 3.250 basis points), 7/2/2031
3,4
99,251 99,626
Organon & Co., First Lien, Dollar Term Loan, B
7.737% (12-Month Term SOFR + 2.250 basis points), 5/19/2031
3,4
100,000 100,459
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan
8.221% (1-Month Term SOFR + 3.750 basis points), 12/15/2028
1,3,4
99,488 100,279
Project Alpha Intermediate Holding, Inc., First Lien, Term Loan, B
7.424% (12-Month Term SOFR + 3.250 basis points), 10/28/2030
3,4
100,000 100,766
Red Planet Borrower LLC, First Lien, Term Loan, B
7.957% (1-Month Term SOFR + 3.500 basis points), 9/29/2028
3,4
99,486 98,100
Renaissance Holdings Corp., First Lien, 2024 Term Loan, B
8.823% (1-Month Term SOFR + 4.000 basis points), 4/8/2030
1,3,4
99,749 99,631
Rocket Software, Inc., First Lien, Term Loan, B
8.823% (1-Month Term SOFR + 4.250 basis points), 11/28/2028
1,3,4
100,000 100,869
Thunder Generation Funding LLC, First Lien, Term Loan, B
7.329% (3-Month Term SOFR + 3.000 basis points), 10/3/2031
3,4
99,750 100,529
TOTAL BANK LOANS
(Cost $2,985,212) 3,003,447
COLLATERALIZED LOAN OBLIGATIONS
—
66.7%
Apidos CLO XVIII-R
Series 2018-18A-A1R2 5.696% (3-Month Term SOFR + 1.330 basis points), 1/22/2038
1,2,4
500,000 500,000
Benefit Street Partners CLO XVII Ltd.
Series 2019-17A-D1R2 7.806% (3-Month Term SOFR + 3.150 basis points), 10/15/2037
1,2,4,5
500,000 499,950
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A-E 11.976% (3-Month Term SOFR + 7.350 basis points), 10/25/2036
1,2,4
500,000 515,174
Carlyle Global Market Strategies CLO Ltd.
Series 2012-4A-DR3 8.132% (3-Month Term SOFR + 3.500 basis points), 4/22/2032
1,2,4
1,000,000 1,002,551
Carlyle US CLO Ltd.
Series 2017-4A-C 7.718% (3-Month Term SOFR + 3.062 basis points), 1/15/2030
1,2,4
250,000 250,703
CBAM Ltd.
Series 2018-5A-D 7.409% (3-Month Term SOFR + 2.762 basis points), 4/17/2031
1,2,4
1,000,000 1,002,344
Cedar Funding IV CLO Ltd.
Series 2014-4A-AR3 0.000% (3-Month Term SOFR + 1.340 basis points), 1/23/2038
1,2,4
500,000 500,000
CIFC Funding Ltd.
Series 2013-4A-DRR 7.679% (3-Month Term SOFR + 3.062 basis points), 4/27/2031
1,2,4
605,000 607,785
Series 2018-1A-A1R 5.794% (3-Month Term SOFR + 1.320 basis points), 1/18/2038
1,2,4
500,000 499,954
Series 2018-1A-D1R 7.274% (3-Month Term SOFR + 2.800 basis points), 1/18/2038
1,2,4
500,000 499,959
Series 2018-2A-D1R 7.701% (3-Month Term SOFR + 3.050 basis points), 10/20/2037
1,2,4,5
500,000 509,590
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A-A1 5.744% (3-Month Term SOFR + 1.410 basis points), 1/15/2038
1,2,4
500,000 500,000
Dryden 30 Senior Loan Fund
Series 2013-30A-DR 7.385% (3-Month Term SOFR + 2.862 basis points), 11/15/2028
1,2,4
500,000 501,707
Dryden 45 Senior Loan Fund
Series 2016-45A-A1RR 5.736% (3-Month Term SOFR + 1.080 basis points), 10/15/2030
1,2,4
406,886 407,776
Series 2016-45A-DRR 7.706% (3-Month Term SOFR + 3.050 basis points), 10/15/2030
1,2,4
625,000 627,907

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
7
See accompanying Notes to Financial Statements.
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Elmwood CLO VIII Ltd.
Series 2021-1A-AR 6.167% (3-Month Term SOFR + 1.550 basis points), 4/20/2037
1,2,4
800,000 $ 807,338
Empower CLO Ltd.
Series 2022-1A-D1R 7.617% (3-Month Term SOFR + 3.000 basis points), 10/20/2037
1,2,4
500,000 506,674
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 8.068% (3-Month Term SOFR + 3.000 basis points), 10/15/2030
1,2,4
500,000 502,536
LCM 26 Ltd.
Series 26A-A1 5.949% (3-Month Term SOFR + 1.332 basis points), 1/20/2031
1,2,4
459,555 460,398
LCM XIV LP
Series 14A-AR 5.919% (3-Month Term SOFR + 1.302 basis points), 7/20/2031
1,2,4
256,241 256,714
Magnetite XXXIX Ltd.
Series 2023-39A-D1R 7.132% (3-Month Term SOFR + 2.700 basis points), 1/25/2037
1,2,4
1,000,000 1,000,000
Menlo CLO I Ltd.
Series 2024-1A-A1 5.750% (3-Month Term SOFR + 1.420 basis points), 1/20/2038
1,2,4
500,000 500,000
Series 2024-1A-D1 7.580% (3-Month Term SOFR + 3.250 basis points), 1/20/2038
1,2,4
500,000 500,000
Neuberger Berman Loan Advisers CLO 36 Ltd.
Series 2020-36A-A1R2 5.917% (3-Month Term SOFR + 1.300 basis points), 4/20/2033
1,2,4
1,000,000 1,001,939
Neuberger Berman Loan Advisers CLO 39 Ltd.
Series 2020-39A-A1R 6.147% (3-Month Term SOFR + 1.530 basis points), 4/20/2038
1,2,4
500,000 503,728
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.
Series 2022-52A-AR 5.985% (3-Month Term SOFR + 1.350 basis points), 10/24/2038
1,2,4
1,000,000 1,000,455
Post CLO VI Ltd.
Series 2024-2A-E 10.955% (3-Month Term SOFR + 6.500 basis points), 1/20/2038
1,2,4
500,000 501,514
Shackleton CLO Ltd.
Series 2015-7RA-ARR 5.756% (3-Month Term SOFR + 1.100 basis points), 7/15/2031
1,2,4
1,000,000 1,002,629
Silver Point CLO 6 Ltd.
Series 2024-6A-D1 7.867% (3-Month Term SOFR + 3.300 basis points), 10/15/2037
1,2,4
500,000 505,717
Symphony Static CLO I Ltd.
Series 2021-1A-E1 10.237% (3-Month Term SOFR + 5.612 basis points), 10/25/2029
1,2,4
500,000 502,993
Voya CLO Ltd.
Series 2019-1A-D1RR 7.499% (3-Month Term SOFR + 3.050 basis points), 10/15/2037
1,2,4,5
625,000 630,729
Whitebox CLO II Ltd.
Series 2020-2A-D1R2 7.457% (3-Month Term SOFR + 2.900 basis points), 10/24/2037
1,2,4
500,000 507,662
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $19,046,355) 19,116,426
CORPORATE BONDS —8.4%
BEVERAGES — 0.2%
Constellation Brands, Inc.
3.150%, 8/1/2029
1
75,000 69,189
BROADLINE RETAIL — 0.4%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/2027
1,2
50,000 49,158
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
50,000 47,658
96,816

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
8
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
BUILDING PRODUCTS — 0.6%
Advanced Drainage Systems, Inc.
5.000%, 9/30/2027
1,2
25,000 $ 24,661
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/2028
1,2
75,000 73,233
Standard Industries, Inc.
4.750%, 1/15/2028
1,2
50,000 47,892
145,786
CAPITAL MARKETS — 0.1%
Jane Street Group / JSG Finance, Inc.
6.125%, 11/1/2032
1,2
42,000 41,639
CHEMICALS — 0.2%
Methanex Corp.
5.125%, 10/15/2027
1
50,000 48,968
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 8/31/2027
1,2
50,000 46,809
CONSTRUCTION & ENGINEERING — 0.2%
MasTec, Inc.
4.500%, 8/15/2028
1,2
50,000 48,519
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
US Foods, Inc.
4.750%, 2/15/2029
1,2
75,000 71,901
CONTAINERS & PACKAGING — 0.2%
Berry Global, Inc.
5.625%, 7/15/2027
1,2
50,000 49,968
DISTRIBUTORS — 0.2%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
45,000 43,155
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Verizon Communications, Inc.
4.125%, 3/16/2027
1
75,000 74,175
ELECTRIC UTILITIES — 0.7%
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/2027
1
75,000 70,877
NextEra Energy Operating Partners LP
4.500%, 9/15/2027
1,2
50,000 47,913

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
9
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
ELECTRIC UTILITIES (Continued)
Vistra Operations Co. LLC
4.375%, 5/1/2029
1,2
50,000 $ 47,121
165,911
ELECTRICAL EQUIPMENT — 0.3%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
75,000 70,856
FINANCIAL SERVICES — 0.2%
Block, Inc.
6.500%, 5/15/2032
1,2
50,000 50,545
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025
1
85,000 85,599
HEALTH CARE PROVIDERS & SERVICES — 0.7%
CVS Health Corp.
5.000%, 2/20/2026
1
75,000 74,966
HCA, Inc.
5.200%, 6/1/2028
1
65,000 65,180
Universal Health Services, Inc.
2.650%, 10/15/2030
1
75,000 64,480
204,626
HOTELS, RESTAURANTS & LEISURE — 0.2%
VOC Escrow Ltd.
5.000%, 2/15/2028
1,2
50,000 48,905
INSURANCE — 0.4%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, 11/6/2030
1,2
50,000 51,538
AmWINS Group, Inc.
6.375%, 2/15/2029
1,2
50,000 50,338
101,876
MEDIA — 0.2%
Univision Communications, Inc.
6.625%, 6/1/2027
1,2
50,000 49,857
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Blackstone Mortgage Trust, Inc.
3.750%, 1/15/2027
1,2
25,000 23,834
OIL, GAS & CONSUMABLE FUELS — 0.2%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 1/15/2028
1,2
50,000 48,133

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
10
See accompanying Notes to Financial Statements.
Principal
Amount Value
CORPORATE BONDS (Continued)
PASSENGER AIRLINES — 0.4%
Air Canada
3.875%, 8/15/2026
1,2
75,000 $ 72,929
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 6/20/2027
1,2
37,500 37,763
110,692
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Broadcom, Inc.
3.150%, 11/15/2025
1
75,000 74,051
Entegris, Inc.
4.750%, 4/15/2029
1,2
50,000 47,919
121,970
SOFTWARE — 0.4%
Central Parent, Inc. / CDK Global, Inc.
7.250%, 6/15/2029
1,2
50,000 49,471
Oracle Corp.
2.300%, 3/25/2028
1
75,000 69,358
118,829
SPECIALIZED REITS — 0.1%
Iron Mountain, Inc.
4.875%, 9/15/2029
1,2
25,000 23,779
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Dell International LLC / EMC Corp.
5.250%, 2/1/2028
1
75,000 75,927
TRADING COMPANIES & DISTRIBUTORS — 0.2%
WESCO Distribution, Inc.
6.375%, 3/15/2029
1,2
50,000 50,731
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile USA, Inc.
2.250%, 2/15/2026
1
75,000 72,900
TOTAL CORPORATE BONDS
(Cost $2,189,113) 2,161,895
U.S. GOVERNMENT AND AGENCY SECURITIES —2.2%
FINANCIAL SERVICES — 2.2%
U.S. Treasury Notes
3.500%, 1/31/2028 300,000 293,176
U.S. Treasury Notes
4.000%, 1/31/2029 300,000 295,961
589,137
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $588,206) 589,137

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)
11
See accompanying Notes to Financial Statements.
Number
of Shares Value
SHORT-TERM INVESTMENTS — 2.3%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.34%
6
649,937 $ 649,937
U.S. GOVERNMENT AND AGENCY SECURITIES — 1.4%
U.S. Treasury Bills, 4.130%, 5/15/2025
7
400,000 393,904
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,043,565) 1,043,841
TOTAL INVESTMENTS — 103.0%
(Cost $28,557,745) 28,620,386
Liabilities in Excess of Other Assets — (3.0)% (823,483)
TOTAL NET ASSETS — 100.0% $ 27,796,903
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,127,567 which represents 76.01% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
Denotes investments purchased on a when-issued or delayed delivery basis.
6
The rate is the annualized seven-day yield at period end.

The rate shown represents the yield at period end.

Palmer Square Funds’ Trust
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2024 (Unaudited)
12
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities ETF
Assets:
Unaffiliated investments, at value* $ 24,238,107 $ 28,620,386
Affiliated investments, at value* 646,546 —
Cash — 12,869
Receivables:
Investment securities sold — 2,813
Interest 267,606 273,585
Total assets 25,152,259 28,909,653
Liabilities:
Payables:
Investment securities purchased 500,000 1,100,701
Advisory fees 3,642 12,049
Total Liabilities 503,642 1,112,750
Net Assets
$ 24,648,617 $ 27,796,903
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 24,629,524 $ 27,744,950
Total distributable earnings 19,093 51,953
Net Assets
$ 24,648,617 $ 27,796,903
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding $ 24,648,617 $ 27,796,903
Shares outstanding (unlimited number of shares authorized, no par value) 1,225,001 1,380,000
Net assets value per share
$ 20.12 $ 20.14
*Identified Cost
Unaffiliated investments, at cost $ 24,218,074 $ 28,557,745
Affiliated investments, at cost $ 645,121 $ —

Palmer Square Funds’ Trust
STATEMENTS OF OPERATIONS
For the period from September 11, 2024 (Commencement of operations) to December 31, 2024 (Unaudited)
13
See accompanying Notes to Financial Statements.
Palmer Square
CLO Senior Debt
ETF
Palmer
Square Credit
Opportunities
ETF
Investment Income
Interest income from unaffiliated securities $ 300,159 $ 424,348
Interest income from affiliated securities 13,410 —
Total investment income 313,569 424,348
Expenses:
Advisory fees (see note 3) 10,561 33,526
Net Expenses 10,561 33,526
Net Investment Income 303,008 390,822
Realized
Gain
and Unrealized
Appreciation
: 21,499 50,945
Net realized gain (loss) on: 41 (11,696)
Unaffiliated investments — (11,696)
Affiliated Investments 41 —
Net realized gain (loss) on investments 41 (11,696)
Net change in unrealized appreciation on: 21,458 62,641
Unaffiliated investments 20,033 62,641
Affiliated investments 1,425 —
Net change in unrealized appreciation of investments 21,458 62,641
Net realized and unrealized gain on investments 21,499 50,945
Net increase in net assets resulting from operations
$ 324,507 $ 441,767

Palmer Square Funds’ Trust
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying Notes to Financial Statements.
Palmer Square CLO
Senior Debt ETF
Palmer
Square Credit
Opportunities ETF
Period Ended
December 31,
2024* (Unaudited)
Period Ended
December 31,
2024* (Unaudited)
Operations
Net investment income $ 303,008 $ 390,822
Net realized gain (loss) on investments 41 (11,696)
Net change in unrealized appreciation on investments 21,458 62,641
Net increase in net assets resulting from operations 324,507 441,767
Distributions to Shareholders:
Distributions (305,414) (389,814)
Total distributions to shareholders (305,414) (389,814)
Capital Transactions
1
Net proceeds from shares sold 24,629,524 29,273,669
Cost of  shares redeemed — (1,528,719)
Net increase in net assets from capital transactions 24,629,524 27,744,950
Total increase in net assets 24,648,617 27,796,903
Net Assets:
Beginning of period — —
End of period
$ 24,648,617 $ 27,796,903
Capital Share Transactions:
Shares sold 1,225,001 1,455,000
Shares redeemed — (75,000)
Net increase in capital share transactions 1,225,001 1,380,000
*
For the period from September 11, 2024 (Commencement of operations) to December 31, 2024.
1
Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 5 to the Financial
Statements.

Palmer Square Funds’ Trust
Palmer Square CLO Senior Debt ETF
FINANCIAL HIGHLIGHTS
15
See accompanying Notes to Financial Statements.
For the period
September 11, 2024
*
to December 31,
2024 (Unaudited)
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.00
Income from Investment Operations:
Net investment income
2
0.35
Net realized and unrealized gain 0.06
Total from investment operations 0.41
Less Distributions:
From net investment income (0.29)
Total Distributions (0.29)
Net asset value, end of period $ 20.12
Total return 2.06%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 24,649
Ratio of expenses to average net assets
3
0.20%
Ratio of net investment income to average net assets
3
5.67%
Portfolio Turnover Rate
4
42%
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Annualized for periods less than one year.
4
Not annualized.

Palmer Square Funds’ Trust
Palmer Square Credit Opportunities ETF
FINANCIAL HIGHLIGHTS
16
See accompanying Notes to Financial Statements.
For the period
September 11, 2024
*
to December 31,
2024 (Unaudited)
PER COMMON SHARE DATA
1
Net asset value, beginning of period
$ 20.00
Income from Investment Operations:
Net investment income
2
0.35
Net realized and unrealized gain 0.07
Total from investment operations 0.42
Less Distributions:
From net investment income (0.28)
Total Distributions (0.28)
Net asset value, end of period $ 20.14
Total return 2.11%
Ratios and Supplemental Data:
Net assets, end of period (000's) $ 27,797
Ratio of expenses to average net assets
3
0.50%
Ratio of net investment income to average net assets
3
5.72%
Portfolio Turnover Rate
4
36%
*
Date of commencement of operations.
1
For a Fund share outstanding for the entire period.
2
Based on average shares outstanding for the period.
3
Annualized for periods less than one year.
4
Not annualized.

Palmer Square Funds’ Trust
NOTES TO FINANCIAL STATEMENTS
As of December 31, 2024 (Unaudited)
17
1. Organization
Palmer Square CLO Senior Debt ETF and Palmer Square Credit Opportunities ETF (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Palmer Square Funds’ Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on September 11, 2024.
The Palmer Square CLO Senior Debt ETF primary investment objective is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.
The Palmer Square Credit Opportunities ETF primary investment objective is to seek a high level of current income. A secondary objective is to seek long-term capital appreciation.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.
2. Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”)
market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.
(b) Bank Loans
The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Palmer Square Funds’ Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2024 (Unaudited)
18
Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.
In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.
Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so
(including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the
Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.
(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.
(d) Collateralized Loan Obligations
Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”)
and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and
(iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Palmer Square Funds’ Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2024 (Unaudited)
19
(f) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not”
standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
3. Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital
Management LLC (the “Advisor”). Under the terms of the Agreement, the Palmer Square CLO Senior Debt ETF pays a monthly investment advisory fee to the Advisor at the annual rate of 0.20% of  its average daily net assets and the Palmer Square Credit Opportunities ETF pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of its average daily net assets.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated instruments during the period ended December
31, 2024 can be found in a table located in the Schedule of Investments.
4. Federal Income Taxes
At December 31, 2024, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:
Palmer Square CLO
Senior Debt ETF
Palmer
Square Credit
Opportunities ETF
Cost of investments $ 24,863,195 $ 28,557,745
Gross unrealized appreciation 29,302 92,764
Gross unrealized depreciation (7,844) (30,123)
Net unrealized appreciation on investments 21,458 62,641

Palmer Square Funds’ Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2024 (Unaudited)
20
As of December 31, 2024, the components of accumulated earnings/(deficit) on tax basis were as follows:
The tax character of the distribution paid during the period were as follows:
At December 31, 2024, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such as capital loss carryforwards will expire as follows:
5. Issuance and Redemption of Fund Shares
Each Fund only issues and redeems shares to certain financial institutions (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement
System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor.
Retail investors may only purchase and sell fund shares in the secondary market through a broker-dealer and such transactions may be subject to customary commission and fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees are paid directly to the Fund and used to offset Fund custody fees. Certain fees or costs associated with Creation Unit purchases may be paid in certain circumstances. In addition, the Funds may from time to time
Palmer Square CLO
Senior Debt ETF
Palmer
Square Credit
Opportunities ETF
Undistributed ordinary income $ — $ 3,912
Accumulated capital and other losses $ (2,270) $ (14,600)
Unrealized appreciation $ 21,458 $ 62,641
Period Ended December 31, 2024
Distributions
paid from
ordinary
income
Distributions
paid from net
long-term
capital gains
Tax
return of
capital
Total
Distributions
Palmer Square CLO Senior Debt ETF
$ 305,414 $ — $ — $ 305,414
Palmer Square Credit Opportunities ETF
$ 389,814 $ — $ — $ 389,814
Capital Loss
Carryover - Long
Term
Capital Loss
Carryover - Short
Term
Palmer Square CLO Senior Debt ETF $ — $ 2,270
Palmer Square Credit Opportunities ETF $ — $ 14,600

Palmer Square Funds’ Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2024 (Unaudited)
21
waive the standard transaction fee. The net custody fees charged to the Funds are paid for by the Investment Adviser through the
Funds’ Unitary Fee. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of
Changes in Net Assets.
6. Investment Transactions
For the period ended December 31, 2024, purchases and sales of investments, (excluding short-term investments, and In-Kind transactions) were as follows:
7. Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
8. Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
Palmer Square CLO Senior Debt ETF $ 32,323,850 $ 7,574,884 $ — $ —
Palmer Square Credit Opportunities ETF $ 34,874,838 $ 7,339,513 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.

Palmer Square Funds’ Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2024 (Unaudited)
22
9. Market Disruption and Geopolitical Risks
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market
Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time.
Management is actively monitoring these events.
10. New Accounting Pronouncements and Regulatory Updates
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference
Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021.
The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through
December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset
Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment
Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07 among other things, (i) requires a single segment public entity to follow segment guidance, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the
CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability to elect more than one performance measure. ASU 2023-07 is effective for the fiscal year beginning after
December 15, 2023, and interim periods beginning with the first quarter ended 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Funds are currently assessing the impact of this guidance, however, the Funds do not expect a material impact on its’ financial statements.
Palmer Square CLO Senior Debt ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Collateralized Loan Obligations $ — $ 24,751,466 $ — $ 24,751,466
Short-Term Investments 133,187 — — 133,187
Total Investments $ 133,187 $ 24,751,466 $ — $ 24,884,653
Palmer Square Credit Opportunities ETF Level 1 Level 2 Level 3 Total
Assets
Investments
Asset-Backed Securities $ — $ 2,705,640 $ — $ 2,705,640
Bank Loans — 3,003,447 — 3,003,447
Collateralized Loan Obligations — 19,116,426 — 19,116,426
Corporate Bonds — 2,161,895 — 2,161,895
U.S. Government and Agency Securities — 589,137 — 589,137
Short-Term Investments 649,937 393,904 — 1,043,841
Total Investments $ 649,937 $ 27,970,449 $ — $ 28,620,386

Palmer Square Funds’ Trust
NOTES TO FINANCIAL STATEMENTS - Continued
As of December 31, 2024 (Unaudited)
23
11. Subsequent Events
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.
There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each
Fund’s financial statements.

Palmer Square Funds’ Trust
Additional Information - Items 8-11
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 for this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.
Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for Palmer Square Funds Trust
The Board of Trustees (the “Board” or the “Trustees”) of Palmer Square Funds Trust (the “Trust”) met on April 16, 2024 (the “Meeting”)
to consider the initial approval of the investment advisory agreement between Palmer Square Capital Management LLC (“Palmer
Square” or the “Adviser”) and the Trust, on behalf of the Palmer Square Credit Opportunities ETF (the “Fund”). In addition, on April
16, 2024, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the
“Independent Trustees”), and who constitute a majority of the Board, met with the Trust’s legal counsel to consider the investment advisory agreement (“Agreement”).
In connection with its consideration of the Agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the form of Agreement, a memorandum provided by the Trust’s legal counsel summarizing the guidelines relevant to the Board’s consideration of the approval of the Agreement, a memorandum and other information provided by the
Adviser (including the Adviser’s Form ADV Part 1A and select financial information of the Adviser), information regarding the expected profitability of the Funds, the performance of comparable funds, management fees and expense ratios (including comparative fee and expense information), best execution and trading information and other pertinent information. Based on its evaluation of this information, the Board, including all of the Independent Trustees, approved the Agreement for the Funds for an initial two-year period.
In considering the Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the Agreement for the Fund, the Board did not identify any single factor as determinative but considered all factors together.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund. They noted that under the Agreement the Adviser is responsible for: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the
Trust’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Fund, as exchange-
traded funds (“ETFs”), and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Fund. The Board also considered other services the Adviser would provide the Fund, such as overseeing the Fund’s other service providers. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund were appropriate and that the Fund was likely to benefit from services provided under the Agreement.

Palmer Square Funds’ Trust
Additional Information - Items 8-11 - Continued
Investment Performance
Because the Fund had not yet commenced operations, the Board did not consider any performance information with respect to the
Fund. The Board did consider the performance of other funds managed by the Adviser that utilize similar strategies as those that the
Fund will utilize.
Expense Information
The Board examined the proposed fee and expense information for the Fund, including a comparison of such information to other similar funds. Based on their review of the industry data, the Trustees found that the proposed unitary fee would be competitive as it relates to the applicable category.
Costs of Services Provided and Profitability
The Board considered information about the financial condition of the Adviser and its parent company and determined that the
Adviser’s financial condition was sound and that the Adviser has maintained adequate profit levels to support its proposed services to the Fund from the revenue of its overall investment advisory business. The Board also considered information regarding the Adviser’s expected profitability ratio and concluded that the Adviser’s expected profitability was reasonable. In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee for the Fund was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in a Fund’s assets. The Board considered information discussed at the Meeting regarding break-even levels.
Benefits to be Derived from the Relationship with the Funds
The Board considered other potential benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee), including greater name recognition. The Board noted that the Adviser’s affiliated entities may experience indirect benefits from the
Adviser’s association with the Fund. The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Fund were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Agreement was in the best interests of the Fund and its shareholders.
Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for Palmer Square Funds Trust
The Board of Trustees (the “Board” or the “Trustees”) of Palmer Square Funds Trust (the “Trust”) met on June 10, 2024 (the “Meeting”)
to consider the initial approval of the investment advisory agreement between Palmer Square Capital Management LLC (“Palmer
Square” or the “Adviser”) and the Trust, on behalf of (i) the Palmer Square CLO Senior Debt ETF (“CLO Senior Debt ETF”) and (ii)
the Palmer Square CLO Debt ETF (“CLO Debt ETF”) (each a “New Fund” and collectively, the “New Funds”). In addition, on June 10,
2024, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the
“Independent Trustees”), and who constitute a majority of the Board, met with the Trust’s legal counsel to consider the investment advisory agreement (“Agreement”).
In connection with its consideration of the Agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Agreement, a memorandum provided by the Trust’s legal counsel summarizing the guidelines relevant to the Board’s consideration of the approval of the investment advisory agreement, a memorandum and other information provided by the Adviser (including the Adviser’s Form ADV Part 1A and select financial information of the Adviser), information regarding

Palmer Square Funds’ Trust
Additional Information - Items 8-11 - Continued
the expected profitability of the New Funds, the performance of comparable funds, comparative fee and expense information, trading information and other pertinent information. Based on its evaluation of this information, the Board, including all of the Independent
Trustees, approved the Agreement for the New Funds for an initial two-year period.
In considering the Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the Agreement for the New Funds, the Board did not identify any single factor as determinative but considered all factors together.
Nature, Extent and Quality of Services to be Provided to the New Funds
The Board considered the nature, extent and quality of the services to be provided by the Adviser to the New Funds. They noted
that under the Agreement the Adviser is responsible for: (i) managing the investment operations of the New Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees;
(ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the Trust’s securities transactions; and (iv) furnishing each New Fund with the assistance, cooperation and information necessary for the New Funds to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the New Funds, as exchange-traded funds (“ETFs”) investing in accordance with their applicable index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the New Funds. The Board also considered other services the Adviser would provide the
New Funds, such as overseeing the New Funds’ other service providers. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the New Funds were appropriate and that the New Funds were likely to benefit from services provided under the Agreement.
Investment Performance
Because the New Funds had not yet commenced operations, the Board did not consider any performance information with respect to the New Funds. The Trustees noted that, in view of the distinctive investment objective of each New Fund, the investment performance of the New Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds.
Expense Information
The Board examined the proposed fee and expense information for the New Funds, including a comparison of such information to other similar funds. Based on their review of the industry data, the Trustees found that the proposed unitary fee would be competitive as it relates to the applicable category.
Costs of Services Provided and Profitability
The Board considered information about the financial condition of the Adviser and its parent company and determined that the
Adviser’s financial condition was sound and that the Adviser has maintained adequate profit levels to support its proposed services to the New Funds from the revenue of its overall investment advisory business. The Board also considered information regarding the
Adviser’s expected profitability ratio and concluded that the Adviser’s expected profitability was reasonable.
In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee for each New Fund was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
Because the New Funds had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in a New Fund’s assets. The
Board considered information discussed at the Meeting regarding break-even levels.

Palmer Square Funds’ Trust
Additional Information - Items 8-11 - Continued
Benefits to be Derived from the Relationship with the New Funds
The Board considered other potential benefits to the Adviser from serving as adviser to the New Funds (in addition to the advisory fee), including greater name recognition. The Board noted that the Adviser’s affiliated entities may experience indirect benefits from the Adviser’s association with the New Funds. The Board concluded that other benefits that may be realized by the Adviser from its relationship with the New Funds were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Agreement was in the best interests of each New Fund and its shareholders.

PSFTSA0225

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      The certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)      Not applicable.
(a)(5)      Not applicable.
(b)           The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Palmer Square Funds Trust

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
March 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Jeffrey D. Fox
Jeffrey D. Fox
Principal Executive Officer
March 3, 2025

By:
/s/ Courtney Gengler
Courtney Gengler
Principal Financial Officer
March 3, 2025